Offerings - Offering: 1	Jun. 01, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 2,252,095,652.25
Amount of Registration Fee	$ 311,014.41
Offering Note	The transaction valuation is calculated as the aggregate maximum purchase price for common shares of beneficial interest of Blackstone Private Credit Fund (the "Fund"). The fee of $311,014.41 was paid in connection with the filing of the Schedule TO-I by the Fund (File No. 005-91801) on May 1, 2026. The amount of filing fee is calculated at $138.10 per $1,000,000.00 of the transaction valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.